EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interest, voting interest, and carrying values of equity accounted investments as at December 31, 2025 and 2024:

(US$ MILLIONS, except as noted)	2025	2024
Equity accounted investments
Economic interest (%)	50%	49% – 50%
Voting interest (%)	50%	49% – 50%
Carrying value	$185	$198
The following table presents the change in the balance of equity accounted investments for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$198	$222
Additions	11	—
Dispositions	(12)	—
Share of net income (loss)	10	8
Distributions received	(18)	(18)
Foreign currency translation and other	(4)	(14)
Balance at end of year	$185	$198
    The following tables present the gross assets and liabilities of the company’s equity accounted investments as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Current assets	$95	$113
Non-current assets	569	547
Total assets	664	660

Current liabilities	97	368
Non-current liabilities	205	171
Total liabilities	302	539
Total net assets	$362	$121
Certain equity accounted investments are subject to restrictions over the extent to which they can remit funds to the company in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
(US$ MILLIONS)	2025	2024	2023
Revenues	$416	$177	$343

Net income	20	16	7
Total comprehensive income	$20	$16	$7